Income taxes - DTL (Detail 3.2) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019 [1]
Disclosure Of Deferred Tax Liabilities [Line Items]
Goodwill and intangible assets	$ 31	$ 29
Cash flow hedges	425	156
Other	108	126
Total deferred tax liabilities	564	311
UBS AG
Disclosure Of Deferred Tax Liabilities [Line Items]
Goodwill and intangible assets	31	29
Cash flow hedges	425	156
Other	102	126
Total deferred tax liabilities	$ 558	$ 311

[1]	Comparative-period information has been restated. Refer to Note 1b for more information